UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21343

Western Asset Emerging Markets Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

FORM N-Q

SEPTEMBER 30, 2015

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 61.4%
Argentina - 1.3%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	644,000		$640,866
Republic of Argentina, Senior Bonds	7.000%	4/17/17	6,020,000		5,887,897

Total Argentina					6,528,763

Brazil - 1.6%
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	33,090,000	BRL	7,878,158

Chile - 0.7%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	530,000		556,883	(a)(b)
Republic of Chile, Senior Notes	3.875%	8/5/20	2,636,000		2,820,520	(b)

Total Chile					3,377,403

Colombia - 4.3%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	3,580,000		3,477,970	(b)
Republic of Colombia, Senior Bonds	7.375%	9/18/37	7,751,000		8,739,252	(b)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	970,000		965,150	(b)
Republic of Colombia, Senior Notes	7.375%	3/18/19	7,545,000		8,563,575	(b)

Total Colombia					21,745,947

Costa Rica - 0.7%
Republic of Costa Rica, Notes	7.000%	4/4/44	3,870,000		3,434,625	(a)

Croatia - 1.8%
Republic of Croatia, Senior Notes	6.625%	7/14/20	1,860,000		2,022,471	(a)
Republic of Croatia, Senior Notes	5.500%	4/4/23	3,900,000		4,007,250	(a)
Republic of Croatia, Senior Notes	5.500%	4/4/23	2,980,000		3,061,950	(c)

Total Croatia					9,091,671

Dominican Republic - 1.9%
Dominican Republic, Senior Notes	5.500%	1/27/25	6,710,000		6,508,700	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	3,160,000		3,057,300	(a)

Total Dominican Republic					9,566,000

Ecuador - 0.7%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	4,600,000		3,473,000	(a)

Egypt - 0.3%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	1,790,000		1,696,025	(a)

El Salvador - 0.2%
Republic of El Salvador, Notes	6.375%	1/18/27	1,270,000		1,120,775	(a)

Gabon - 0.6%
Gabonese Republic, Bonds	6.375%	12/12/24	1,990,000		1,655,521	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	1,460,000		1,232,269	(a)

Total Gabon					2,887,790

Ghana - 0.5%
Republic of Ghana, Bonds	8.125%	1/18/26	1,600,000		1,336,000	(a)
Republic of Ghana, Notes	7.875%	8/7/23	1,250,000		1,043,750	(c)

Total Ghana					2,379,750

Honduras - 0.4%
Republic of Honduras, Senior Notes	7.500%	3/15/24	2,120,000		2,220,700	(c)

Hungary - 1.5%
Republic of Hungary, Senior Notes	5.750%	11/22/23	6,628,000		7,390,220

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 6.9%
Republic of Indonesia, Notes	3.750%	4/25/22	15,590,000		$14,886,985	(b)(c)
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	675,000		743,037	(c)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	1,650,000		1,743,398	(c)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	387,000		401,018	(a)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	213,000		220,715	(c)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,440,000		2,232,593	(a)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	3,701,000		3,927,531	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	10,550,000		9,501,847	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,100,000		990,714	(c)

Total Indonesia					34,647,838

Ivory Coast - 1.0%
Republic of Cote D’Ivoire, Senior Notes	5.375%	7/23/24	3,960,000		3,475,534	(a)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	1,550,000		1,378,973	(a)

Total Ivory Coast					4,854,507

Jamaica - 0.7%
Government of Jamaica, Senior Notes	7.625%	7/9/25	1,650,000		1,806,750
Government of Jamaica, Senior Notes	6.750%	4/28/28	1,720,000		1,732,900

Total Jamaica					3,539,650

Kazakhstan - 0.9%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	5,030,000		4,539,575	(c)

Kenya - 0.8%
Republic of Kenya, Senior Notes	5.875%	6/24/19	2,710,000		2,609,107	(a)
Republic of Kenya, Senior Notes	6.875%	6/24/24	1,450,000		1,320,950	(a)

Total Kenya					3,930,057

Lithuania - 1.3%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	5,820,000		6,804,465	(a)(b)

Mexico - 3.4%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	1,128,000		1,239,390	(b)
United Mexican States, Senior Bonds	8.000%	6/11/20	75,137,000	MXN	4,979,788
United Mexican States, Senior Notes	5.125%	1/15/20	80,000		88,200	(b)
United Mexican States, Senior Notes	4.000%	10/2/23	5,046,000		5,151,966	(b)
United Mexican States, Senior Notes	3.600%	1/30/25	4,840,000		4,749,250	(b)
United Mexican States, Senior Notes	4.750%	3/8/44	442,000		404,430	(b)
United Mexican States, Senior Notes	4.600%	1/23/46	889,000		794,544	(b)

Total Mexico					17,407,568

Nigeria - 0.4%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	2,050,000		1,823,270	(a)
Republic of Nigeria, Senior Notes	6.375%	7/12/23	430,000		382,442	(c)

Total Nigeria					2,205,712

Pakistan - 0.4%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	2,190,000		2,255,100	(a)

Panama - 0.2%
Republic of Panama, Senior Bonds	9.375%	4/1/29	900,000		1,299,375

Paraguay - 0.3%
Republic of Paraguay, Senior Bonds	4.625%	1/25/23	440,000		434,500	(c)
Republic of Paraguay, Senior Notes	6.100%	8/11/44	930,000		913,725	(a)

Total Paraguay					1,348,225

Peru - 4.9%
Republic of Peru, Senior Bonds	7.350%	7/21/25	6,000,000		7,500,000	(b)
Republic of Peru, Senior Bonds	8.750%	11/21/33	10,325,000		14,584,062	(b)
Republic of Peru, Senior Bonds	6.550%	3/14/37	2,388,000		2,752,170	(b)

Total Peru					24,836,232

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Philippines - 2.6%
Republic of Philippines, Senior Bonds	6.375%	10/23/34	1,660,000	$2,176,205
Republic of Philippines, Senior Bonds	5.000%	1/13/37	7,080,000	8,158,171
Republic of Philippines, Senior Bonds	3.950%	1/20/40	2,600,000	2,635,240

Total Philippines				12,969,616

Poland - 3.0%
Republic of Poland, Senior Notes	5.125%	4/21/21	5,750,000	6,489,162	(b)
Republic of Poland, Senior Notes	5.000%	3/23/22	7,752,000	8,682,240	(b)

Total Poland				15,171,402

Romania - 0.2%
Republic of Romania, Senior Notes	4.875%	1/22/24	800,000	865,000	(a)

Russia - 5.3%
Russian Foreign Bond - Eurobond, Senior Bonds	11.000%	7/24/18	105,000	126,363	(c)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	18,088,125	21,308,625	(c)
Russian Foreign Bond - Eurobond, Senior Bonds	5.625%	4/4/42	5,600,000	5,264,000	(a)(b)

Total Russia				26,698,988

Senegal - 0.2%
Republic of Senegal, Bonds	6.250%	7/30/24	1,100,000	993,278	(c)

Sri Lanka - 0.3%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	1,400,000	1,420,996	(a)

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	430,000	411,188	(a)

Turkey - 7.2%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	440,000	460,295
Republic of Turkey, Senior Bonds	5.750%	3/22/24	1,250,000	1,298,500	(b)
Republic of Turkey, Senior Bonds	11.875%	1/15/30	6,800,000	10,871,500	(b)
Republic of Turkey, Senior Notes	7.500%	7/14/17	800,000	863,980	(b)
Republic of Turkey, Senior Notes	6.875%	3/17/36	18,777,000	20,363,656	(b)
Republic of Turkey, Senior Notes	6.750%	5/30/40	2,360,000	2,522,250	(b)

Total Turkey				36,380,181

Uruguay - 1.0%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	1,250,000	1,100,000
Republic of Uruguay, Senior Notes	4.500%	8/14/24	3,770,000	3,817,125

Total Uruguay				4,917,125

Venezuela - 2.5%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	20,120,000	6,840,800	(b)(c)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	680,000	268,600	(b)
Bolivarian Republic of Venezuela, Senior Notes	7.000%	12/1/18	7,220,000	2,671,400	(b)(c)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	6,425,000	2,232,687	(b)(c)
Bolivarian Republic of Venezuela, Senior Notes	7.650%	4/21/25	1,674,000	560,790	(b)(c)

Total Venezuela				12,574,277

Vietnam - 1.0%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	1,010,000	1,103,410	(c)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	4,280,000	4,066,830	(a)

Total Vietnam				5,170,240

Zambia - 0.3%
Republic of Zambia, Senior Notes	8.970%	7/30/27	2,250,000	1,788,750	(a)

TOTAL SOVEREIGN BONDS (Cost - $322,022,459)				309,820,172

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Axtel SAB de CV, Senior Secured Notes (Cost - $1,171,662)	9.000%	1/31/20	8,661,200	MXN	$1,178,401	(a)(b)

CORPORATE BONDS & NOTES - 51.6%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.7%
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	750,000		817,575	(b)
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	1,190,000		1,284,200	(a)
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	1,390,000		1,366,982	(a)

TOTAL CONSUMER DISCRETIONARY					3,468,757

CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Bonds	4.625%	11/12/23	410,000		429,595	(c)

Food Products - 0.8%
JBS USA LLC/JBS USA Finance Inc., Senior Notes	5.750%	6/15/25	1,350,000		1,248,750	(a)
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	820,000		768,750	(c)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	1,420,000		1,231,850	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	810,000		793,800	(a)
Virgolino de Oliveira Finance SA, Senior Notes	10.500%	1/28/18	2,000,000		32,200	*(c)(d)

Total Food Products					4,075,350

TOTAL CONSUMER STAPLES					4,504,945

ENERGY - 21.9%
Energy Equipment & Services - 0.5%
Offshore Drilling Holding SA, Senior Secured Notes	8.375%	9/20/20	1,060,000		726,100	(a)
Offshore Drilling Holding SA, Senior Secured Notes	8.375%	9/20/20	300,000		205,500	(c)
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	1,700,000		1,502,800	(a)

Total Energy Equipment & Services					2,434,400

Oil, Gas & Consumable Fuels - 21.4%
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	1,300,000		1,348,003	(b)(c)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	2,264,043		2,432,035	(c)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,300,000		1,432,860	(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	450,000		345,375
GNL Quintero SA, Senior Notes	4.634%	7/31/29	957,000		943,215	(a)(b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	4/9/21	7,730,000		7,594,725	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	2,145,000		2,203,477	(c)
LUKOIL International Finance BV, Senior Notes	3.416%	4/24/18	2,704,000		2,605,601	(a)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	1,380,000		1,415,915	(c)
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	4,240,000		1,484,000	(a)(b)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	706,000		700,493	(c)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	378,000		375,052	(a)
Petrobras Global Finance BV, Senior Notes	3.500%	2/6/17	900,000		803,250
Petrobras Global Finance BV, Senior Notes	3.250%	3/17/17	900,000		796,500
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	6,055,000		4,389,875
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	7,570,000		5,526,100
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	450,000		277,875
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	900,000		578,250
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	15,130,000		4,962,640	(b)(c)
Petroleos de Venezuela SA, Senior Notes	5.250%	4/12/17	630,000		286,272	(c)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	8,590,000		5,755,300	(b)(c)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	10,109,000		9,527,732
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	670,000		760,048

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	9,210,000		$9,706,879	(b)
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	980,000		884,450	(b)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	2,489,000		2,248,563	(b)
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,710,000		1,398,096	(a)(b)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	2,670,000		2,896,950	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	5,530,000		6,040,369	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	396,000		432,547	(c)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	3,430,000		3,404,354	(a)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	1,310,000		1,249,372	(a)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	1,650,000		1,511,562	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	2,910,000		2,888,175	(a)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	3,216,000		3,782,820	(b)(c)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	3,360,000		3,601,100	(a)(b)
Rosneft Finance SA, Senior Notes	7.500%	7/18/16	2,430,000		2,502,900	(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	830,000		865,995	(b)(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	4,830,000		5,039,347	(a)(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	2,710,000		2,550,787	(a)(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	530,000		498,863	(c)

Total Oil, Gas & Consumable Fuels					108,047,722

TOTAL ENERGY					110,482,122

FINANCIALS - 6.3%
Banks - 3.4%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	1,320,000		1,260,204	(a)(b)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	500,000		487,600	(a)(e)
Export Credit Bank of Turkey, Senior Bonds	5.000%	9/23/21	1,270,000		1,216,835	(a)(b)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	3,220,000		3,285,418	(a)(b)
Export-Import Bank of China, Senior Notes	2.850%	9/16/20	2,550,000		2,538,719	(a)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	1,500,000		1,529,965	(b)(c)
Industrial & Commercial Bank of China Ltd., Senior Notes	3.231%	11/13/19	740,000		755,161
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	2,480,000		2,329,216	(a)
Russian Agricultural Bank, Senior Notes	7.750%	5/29/18	2,170,000		2,251,375	(c)
Russian Agricultural Bank, Subordinated Notes	6.000%	6/3/21	1,480,000		1,326,080	(c)(e)

Total Banks					16,980,573

Capital Markets - 1.4%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	7,240,000		7,291,042	(a)

Real Estate Management & Development - 1.5%
China Overseas Finance Cayman III Ltd., Senior Bonds	5.375%	10/29/23	1,280,000		1,348,118	(c)
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	1,000,000		1,010,000	(b)(c)
Country Garden Holdings Co., Ltd., Senior Notes	7.875%	5/27/19	1,200,000		1,262,993	(c)
Global Logistic Properties Ltd., Senior Notes	3.375%	5/11/16	8,000,000	CNY	1,241,195	(c)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	1,330,000		1,345,063	(b)(c)
Theta Capital Pte Ltd., Senior Notes	6.125%	11/14/20	1,400,000		1,269,177	(b)(c)

Total Real Estate Management & Development					7,476,546

TOTAL FINANCIALS					31,748,161

INDUSTRIALS - 2.4%
Building Products - 0.2%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,400,000		1,064,000	(a)(b)

Construction & Engineering - 0.7%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	660,000		644,889	(c)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	4,000,000		1,810,000	(a)(b)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	1,651,000		875,030	(a)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	653,940		170,678	(a)

Total Construction & Engineering					3,500,597

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 0.7%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	440,000	$451,000	(a)
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	500,000	487,500	(a)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	2,645,000	2,777,655	(a)(b)

Total Industrial Conglomerates				3,716,155

Transportation Infrastructure - 0.8%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	1,100,000	1,127,132	(a)(b)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	3,200,000	2,803,776	(a)

Total Transportation Infrastructure				3,930,908

TOTAL INDUSTRIALS				12,211,660

MATERIALS - 10.7%
Chemicals - 3.4%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	2,917,000	2,873,245	(a)(b)
Braskem Finance Ltd., Senior Notes	5.750%	4/15/21	210,000	173,250	(a)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	5,650,000	5,678,250	(b)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	971,000	979,836	(a)(b)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	2,480,000	2,108,000	(a)(b)
OCP SA, Senior Notes	5.625%	4/25/24	2,500,000	2,559,475	(a)
OCP SA, Senior Notes	4.500%	10/22/25	2,860,000	2,688,400	(a)

Total Chemicals				17,060,456

Construction Materials - 1.0%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	1,070,000	979,050	(a)(b)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	400,000	366,000	(b)(c)
Cemex SAB de CV, Senior Secured Notes	6.500%	12/10/19	1,350,000	1,336,500	(a)(b)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	1,480,000	1,350,500	(a)(b)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	1,150,000	783,150	(a)

Total Construction Materials				4,815,200

Metals & Mining - 5.1%
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	1,800,000	1,802,014	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	3,000,000	2,989,383	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	4.500%	8/13/23	1,830,000	1,834,685	(a)
CSN Islands XI Corp., Senior Notes	6.875%	9/21/19	980,000	465,500	(c)
Evraz Group SA, Notes	9.500%	4/24/18	1,250,000	1,313,163	(a)(b)
Evraz Group SA, Senior Notes	9.500%	4/24/18	1,870,000	1,964,491	(c)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	1,700,000	1,683,000	(a)
Southern Copper Corp., Senior Notes	3.875%	4/23/25	1,540,000	1,395,640	(b)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	110,000	107,298
Southern Copper Corp., Senior Notes	6.750%	4/16/40	4,360,000	3,891,867	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	580,000	441,664	(b)
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	820,000	725,700	(a)
Vale Overseas Ltd., Senior Bonds	8.250%	1/17/34	2,430,000	2,215,650	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,063,000	1,629,976	(b)
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	800,000	738,034	(b)(c)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	2,570,000	2,160,722	(b)(c)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	880,000	642,257	(c)

Total Metals & Mining				26,001,044

Paper & Forest Products - 1.2%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	525,000	599,536	(b)
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	955,000	972,694	(b)
Inversiones CMPC SA, Notes	4.375%	5/15/23	1,060,000	1,039,346	(a)(b)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	1,540,000	1,589,001	(a)(b)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	1,200,000	1,193,587	(a)(b)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	970,000	860,875	(a)

Total Paper & Forest Products				6,255,039

TOTAL MATERIALS				54,131,739

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.2%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	6,096,000	$5,547,360	(a)(b)
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	1,440,000	1,546,923	(a)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	1,450,000	1,447,532	(a)(b)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	1,380,000	1,510,686	(a)(b)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	1,850,000	1,010,562	(a)(b)

Total Diversified Telecommunication Services				11,063,063

Wireless Telecommunication Services - 1.7%
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	1,150,000	1,149,097	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	440,000	451,277	(a)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	7,600,000	6,954,927	(c)

Total Wireless Telecommunication Services				8,555,301

TOTAL TELECOMMUNICATION SERVICES				19,618,364

UTILITIES - 4.8%
Electric Utilities - 3.0%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	1,200,000	1,221,108	(a)(b)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	1,360,000	1,285,200	(a)(b)
Eskom Holdings SOC Ltd., Senior Notes	5.750%	1/26/21	2,900,000	2,733,288	(c)
Eskom Holdings SOC Ltd., Senior Notes	7.125%	2/11/25	1,140,000	1,077,972	(c)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	2,960,000	3,300,400	(c)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	650,000	656,500	(c)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	1,150,000	1,132,605	(a)(b)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	3,750,000	3,959,265	(c)

Total Electric Utilities				15,366,338

Gas Utilities - 0.6%
Empresa de Energia de Bogota SA, Senior Notes	6.125%	11/10/21	1,300,000	1,352,000	(a)(b)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	1,900,000	1,919,000	(a)(b)

Total Gas Utilities				3,271,000

Independent Power and Renewable Electricity Producers - 0.9%
AES Gener SA, Notes	5.250%	8/15/21	1,510,000	1,584,949	(a)(b)
First Gen Corp., Senior Notes	6.500%	10/9/23	1,230,000	1,303,800	(c)
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	1,460,000	1,491,209	(a)

Total Independent Power and Renewable Electricity Producers				4,379,958

Multi-Utilities - 0.3%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,320,000	1,508,100	(a)(b)

TOTAL UTILITIES				24,525,396

TOTAL CORPORATE BONDS & NOTES (Cost - $281,050,143)				260,691,144

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations (Cost - $364,095)		4/15/20	11,745	79,279

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $604,608,359)				571,768,996

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreements - 3.0%
Deutsche Bank Securities Inc. repurchase agreement dated 9/30/15; Proceeds at maturity - $15,000,029; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/20; Market value - $15,300,000) (Cost - $15,000,000)	0.070%	10/1/15	15,000,000	$15,000,000

TOTAL INVESTMENTS - 116.2% (Cost - $619,608,359#)				586,768,996
Liabilities in Excess of Other Assets - (16.2)%				(81,819,353)

TOTAL NET ASSETS - 100.0%				$504,949,643

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	The coupon payment on these securities is currently in default as of September 30, 2015.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek total return. High current income is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$309,820,172	—	$309,820,172
Convertible bonds & notes	—	1,178,401	—	1,178,401
Corporate bonds & notes	—	260,691,144	—	260,691,144
Warrants	—	79,279	—	79,279

Total long-term investments	—	$571,768,996	—	$571,768,996

Short-term investments†	—	15,000,000	—	15,000,000

Total investments	—	$586,768,996	—	$586,768,996

Other financial instruments:
Forward foreign currency contracts	—	$613,543	—	$613,543

Total	—	$587,382,539	—	$587,382,539

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$430,103	—	—	$430,103

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,962,422
Gross unrealized depreciation	(58,801,785)

Net unrealized depreciation	$(32,839,363)

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5-Year Notes	200	12/15	$23,959,569	$24,103,125	$(143,556)
U.S. Treasury 10-Year Notes	327	12/15	41,809,594	42,096,141	(286,547)

Net unrealized depreciation on open futures contracts					$(430,103)

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	5,338,731	TWD	168,800,000	Citibank, N.A.	11/4/15	$211,855
USD	5,049,505	BRL	19,450,692	Bank of America N.A.	11/13/15	213,704
USD	1,026,079	MXN	16,940,951	Barclays Bank PLC	11/13/15	27,354
INR	346,078,145	SGD	7,423,097	Bank of America N.A.	11/16/15	24,104
USD	8,224,387	BRL	32,897,549	JPMorgan Chase & Co.	12/15/15	136,526

Total						$613,543

Abbreviations used in this table:

BRL	— Brazilian Real
INR	— Indonesian Rupiah
MXN	— Mexican Peso
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Debt Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015